Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 5,393,637	€ 5,291,290	€ 4,467,603
Post employee benefits	262,245	263,873	189,996
Share-based payments	12,217,044	9,012,222	6,252,492
Total	€ 17,872,926	€ 14,567,385	€ 10,910,091